UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21731
Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2007

Shares	Description				Value

	Common Stocks – 101.2%

	Aerospace & Defense – 1.6%

26,200	Boeing Company				$2,750,738
41,300	Honeywell International Inc.				2,456,111
29,966	United Technologies Corporation				2,411,664

	Total Aerospace & Defense				7,618,513

	Air Freight & Logistics – 0.5%

33,410	United Parcel Service, Inc., Class B				2,509,091

	Airlines – 0.0%

12,313	Southwest Airlines Co.				182,232

	Auto Components – 0.5%

41,333	American Axle and Manufacturing Holdings Inc.				1,043,658
49,461	Cooper Tire & Rubber				1,206,848
4,845	WABCO Holdings Inc.				226,504

	Total Auto Components				2,477,010

	Automobiles – 0.4%

87,695	Ford Motor Company, (1)				744,531
19,783	General Motors Corporation				726,036
14,900	Harley-Davidson, Inc.				688,529

	Total Automobiles				2,159,096

	Beverages – 0.9%

39,700	Coca-Cola Company				2,281,559
28,800	PepsiCo, Inc.				2,109,888

	Total Beverages				4,391,447

	Biotechnology – 3.6%

63,255	Amgen Inc., (1)				3,578,335
67,600	Biogen Idec Inc., (1)				4,483,908
12,500	Cephalon, Inc., (1)				913,250
31,099	Genzyme Corporation, (1)				1,926,894
158,520	Gilead Sciences, Inc., (1)				6,478,712

	Total Biotechnology				17,381,099

	Building Products – 0.1%

22,301	Masco Corporation				516,714

	Capital Markets – 2.6%

22,451	Bank of New York Company, Inc.				990,995
72,720	Charles Schwab Corporation				1,570,752
9,100	Goldman Sachs Group, Inc.				1,972,334
89,700	JPMorgan Chase & Co.				4,110,054
4,909	Merrill Lynch & Co., Inc.				349,914
35,700	Morgan Stanley				2,249,100
51,000	Waddell & Reed Financial, Inc., Class A				1,378,530

	Total Capital Markets				12,621,679

	Chemicals – 0.6%

12,674	Dow Chemical Company				545,742
44,813	E.I. Du Pont de Nemours and Company				2,220,932
21,574	NL Industries Inc.				244,433

	Total Chemicals				3,011,107

	Commercial Banks – 3.4%

108,993	Bank of America Corporation				5,479,078
25,052	Commerce Bancorp, Inc.				971,517
19,882	Fifth Third Bancorp.				673,602
38,433	FirstMerit Corporation				759,436
73,513	Lloyds TSB Group PLC, Sponsored ADR				3,268,388
63,800	U.S. Bancorp				2,075,414
34,900	Wachovia Corporation				1,750,235
40,776	Wells Fargo & Company				1,452,441

	Total Commercial Banks				16,430,111

	Commercial Services & Supplies – 1.1%

4,940	Corporate Executive Board Company				366,746
32,672	Deluxe Corporation				1,203,636
20,400	Manpower Inc.				1,312,740
29,775	Pitney Bowes Inc.				1,352,381
24,714	R.R. Donnelley & Sons Company				903,544

	Total Commercial Services & Supplies				5,139,047

	Communications Equipment – 8.6%

459,280	Cisco Systems, Inc., (1)				15,206,761
33,878	Comverse Technology, Inc., (1)				670,784
59,568	Corning Incorporated				1,468,351
29,400	Harris Corporation				1,699,026
13,075	JDS Uniphase Corporation, (1)				195,602
15,830	Motorola, Inc.				293,330
351,872	QUALCOMM Inc.				14,870,111
73,197	Research In Motion Limited, (1)				7,213,564

	Total Communications Equipment				41,617,529

	Computers & Peripherals – 10.2%

218,498	Apple, Inc., (1)				33,548,184
100,200	Hewlett-Packard Company				4,988,958
43,935	International Business Machines Corporation (IBM)				5,175,543
23,041	McAfee Inc., (1)				803,440
7,245	NCR Corporation, (1)				360,801
58,720	Network Appliance, Inc., (1)				1,580,155
21,943	SanDisk Corporation, (1)				1,209,059
242,000	Sun Microsystems Inc., (1)				1,357,620

	Total Computers & Peripherals				49,023,760

	Consumer Finance – 0.3%

18,700	American Express Company				1,110,219
17,850	Discover Financial Services				371,280

	Total Consumer Finance				1,481,499

	Containers & Packaging – 0.4%

43,903	Packaging Corp. of America				1,276,260
24,900	Sonoco Products Company				751,482

	Total Containers & Packaging				2,027,742

	Diversified Consumer Services – 0.3%

11,893	ITT Educational Services, Inc., (1)				1,447,259

	Diversified Financial Services – 1.8%

108,149	Citigroup Inc.				5,047,314
4,400	CME Group, Inc.				2,584,340
20,000	Moody’s Corporation				1,008,000

	Total Diversified Financial Services				8,639,654

	Diversified Telecommunication Services – 2.6%

220,695	AT&T Inc.				9,337,605
27,955	Chunghwa Telecom Co., Ltd., Sponsored ADR				516,616
72,955	Citizens Communications Company				1,044,716
11,127	France Telecom SA				372,087
31,090	Verizon Communications Inc.				1,376,665

	Total Diversified Telecommunication Services				12,647,689

	Electric Utilities – 0.5%

21,600	Exelon Corporation				1,627,776
30,400	OGE Energy Corp.				1,006,240

	Total Electric Utilities				2,634,016

	Electrical Equipment – 1.3%

26,000	Cooper Industries, Ltd., Class A				1,328,340
59,800	Emerson Electric Co.				3,182,556
13,500	Hubbell Incorporated, Class B				771,120
13,700	Rockwell Automation, Inc.				952,287

	Total Electrical Equipment				6,234,303

	Electronic Equipment & Instruments – 1.1%

17,182	Agilent Technologies, Inc., (1)				633,672
26,404	Amphenol Corporation, Class A				1,049,823
13,259	Diebold Inc.				602,224
48,857	Gentex Corporation				1,047,494
18,868	Roper Industries Inc.				1,235,854
177,201	Solectron Corporation, (1)				691,084
3,560	Tyco Electronics, Limited, (1)				126,131

	Total Electronic Equipment & Instruments				5,386,282

	Energy Equipment & Services – 1.7%

15,000	Cooper Cameron Corporation, (1)				1,384,350
19,059	Diamond Offshore Drilling, Inc.				2,159,194
52,800	Halliburton Company				2,027,520
34,200	Smith International, Inc.				2,441,880

	Total Energy Equipment & Services				8,012,944

	Food & Staples Retailing – 1.1%

43,162	CVS Caremark Corporation				1,710,510
10,816	Kroger Co.				308,472
23,562	SUPERVALU INC.				919,154
49,992	Wal-Mart Stores, Inc.				2,182,151

	Total Food & Staples Retailing				5,120,287

	Food Products – 1.1%

9,285	Chiquita Brands International Inc., (1)				146,982
47,193	Kraft Foods Inc.				1,628,630
27,800	Monsanto Company				2,383,572
64,658	Sara Lee Corporation				1,079,142

	Total Food Products				5,238,326

	Gas Utilities – 0.6%

47,295	Nicor Inc.				2,028,956
26,700	Piedmont Natural Gas Company				669,903

	Total Gas Utilities				2,698,859

	Health Care Equipment & Supplies – 1.4%

33,800	Applera Corporation-Applied Biosystems Group				1,170,832
34,700	Baxter International Inc.				1,952,916
19,890	Boston Scientific Corporation, (1)				277,466
9,335	Covidien Limited, (1)				387,403
3,702	Intuitive Surgical, Inc., (1)				851,460
3,900	Medtronic, Inc.				219,999
19,174	Saint Jude Medical Inc., (1)				844,998
11,687	Zimmer Holdings, Inc., (1)				946,530

	Total Health Care Equipment & Supplies				6,651,604

	Health Care Providers & Services – 0.8%

11,349	Medco Health Solutions, Inc., (1)				1,025,836
18,244	UnitedHealth Group Incorporated				883,557
11,200	Universal Health Services, Inc., Class B				609,504
14,993	Wellpoint Inc., (1)				1,183,248

	Total Health Care Providers & Services				3,702,145

	Hotels, Restaurants & Leisure – 2.4%

18,429	Carnival Corporation				892,516
9,154	Harrah’s Entertainment, Inc.				795,757
26,904	International Game Technology				1,159,562
45,500	McDonald’s Corporation				2,478,385
137,420	Starbucks Corporation, (1)				3,600,404
15,700	Starwood Hotels & Resorts Worldwide, Inc.				953,775
27,491	Tim Hortons Inc.				958,061
20,300	Wendy’s International, Inc.				708,673

	Total Hotels, Restaurants & Leisure				11,547,133

	Household Durables – 0.6%

24,388	Leggett and Platt Inc.				467,274
38,500	Newell Rubbermaid Inc.				1,109,570
12,700	Whirlpool Corporation				1,131,570

	Total Household Durables				2,708,414

	Household Products – 1.1%

75,195	Procter & Gamble Company				5,289,216

	Industrial Conglomerates – 1.9%

13,364	3M Co.				1,250,603
14,536	American Standard Companies Inc.				517,772
158,640	General Electric Company				6,567,696
17,994	Genuine Parts Company				899,700

	Total Industrial Conglomerates				9,235,771

	Insurance – 1.8%

15,228	AFLAC Incorporated				868,605
63,270	American International Group, Inc.				4,280,216
34,260	Fidelity National Title Group Inc., Class A				598,865
30,179	Marsh & McLennan Companies, Inc.				769,565
13,260	Prudential Financial, Inc.				1,293,911
18,273	Travelers Companies, Inc.				919,863

	Total Insurance				8,731,025

	Internet & Catalog Retail – 1.3%

52,639	Amazon.com, Inc., (1)				4,903,323
51,320	IAC/InterActiveCorp., (1)				1,522,664

	Total Internet & Catalog Retail				6,425,987

	Internet Software & Services – 4.1%

44,756	Earthlink, Inc., (1)				354,468
93,739	eBay Inc., (1)				3,657,696
25,023	Google Inc., Class A, (1)				14,194,797
7,385	NIC, Incorporated				51,252
43,727	United Online, Inc.				656,342
27,105	Yahoo! Inc., (1)				727,498

	Total Internet Software & Services				19,642,053

	IT Services – 1.6%

32,440	Automatic Data Processing, Inc.				1,489,969
23,755	CheckFree Corp., (1)				1,105,558
41,600	Electronic Data Systems Corporation				908,544
17,573	Fidelity National Information Services				779,714
7,816	Global Payments Inc.				345,624
13,150	Infosys Technologies Limited, Sponsored ADR				636,329
61,190	Paychex, Inc.				2,508,790

	Total IT Services				7,774,528

	Leisure Equipment & Products – 0.1%

26,523	Eastman Kodak Company				709,755

	Machinery – 1.5%

29,600	Caterpillar Inc.				2,321,528
8,259	Danaher Corporation				683,102
15,700	Eaton Corporation				1,554,928
18,700	Graco Inc.				731,357
21,330	SPX Corporation				1,974,305

	Total Machinery				7,265,220

	Media – 2.7%

2,657	Citadel Broadcasting Corporation				11,053
32,300	Clear Channel Communications, Inc.				1,209,312
228,623	Comcast Corporation, Special Class A, (1)				5,477,807
1,638	Idearc Inc.				51,548
20,333	Monster Worldwide Inc., (1)				692,542
36,179	New York Times, Class A				714,897
62,500	News Corporation, Class A				1,374,375
20,400	Omnicom Group Inc.				981,036
65,946	Regal Entertainment Group, Class A				1,447,515
36,300	Walt Disney Company				1,248,357

	Total Media				13,208,442

	Metals & Mining – 1.2%

49,042	Companhia Siderurgica Nacional S.A., Sponsored ADR				3,458,442
2,736	Freeport-McMoRan Copper & Gold, Inc.				286,979
14,778	Southern Copper Corporation				1,829,960

	Total Metals & Mining				5,575,381

	Multiline Retail – 0.7%

23,453	Federated Department Stores, Inc.				758,001
16,800	J.C. Penney Company, Inc.				1,064,616
12,439	Kohl’s Corporation, (1)				713,128
7,297	Sears Holding Corporation, (1)				928,178

	Total Multiline Retail				3,463,923

	Multi-Utilities – 0.4%

61,600	Duke Energy Corporation				1,151,304
15,502	Integrys Energy Group, Inc.				794,167
26	National Grid PLC, Sponsored ADR				2,086

	Total Multi-Utilities				1,947,557

	Oil, Gas & Consumable Fuels – 4.9%

70,620	Chevron Corporation				6,608,620
27,800	ConocoPhillips				2,440,006
136,446	Exxon Mobil Corporation				12,629,442
4,005	Norsk Hydro ASA				173,617
43,670	Tesoro Petroleum Corporation				2,009,693

	Total Oil, Gas & Consumable Fuels				23,861,378

	Paper & Forest Products – 0.2%

6,887	Bowater Incorporated				102,754
23,723	International Paper Company				850,944

	Total Paper & Forest Products				953,698

	Pharmaceuticals – 5.3%

34,430	Abbott Laboratories				1,846,137
77,186	Bristol-Myers Squibb Company				2,224,501
58,800	Celgene Corporation, (1)				4,193,028
29,208	Eli Lilly and Company				1,662,811
8,855	GlaxoSmithKline PLC, ADR				471,086
42,743	Johnson & Johnson				2,808,215
99,822	Merck & Co. Inc.				5,159,799
182,940	Pfizer Inc.				4,469,224
33,686	Schering-Plough Corporation				1,065,488
38,806	Wyeth				1,728,807

	Total Pharmaceuticals				25,629,096

	Real Estate – 0.9%

30,269	Healthcare Realty Trust, Inc.				806,972
9,611	Host Hotels & Resorts Inc.				215,671
38,339	Lexington Corporate Properties Trust				767,163
51,777	Nationwide Health Properties, Inc.				1,560,041
41,422	Senior Housing Properties Trust				913,769

	Total Real Estate				4,263,616

	Road & Rail – 0.3%

17,500	Burlington Northern Santa Fe Corporation				1,420,475

	Semiconductors & Equipment – 5.8%

54,763	Altera Corporation				1,318,693
14,165	Analog Devices, Inc.				512,206
109,780	Applied Materials, Inc.				2,272,446
66,600	Broadcom Corporation, Class A, (1)				2,426,904
18,900	Cymer, Inc., (1)				725,571
47,717	Cypress Semiconductor Corporation, (1)				1,393,814
39,437	Fairchild Semiconductor International Inc., Class A, (1)				736,683
46,242	Integrated Device Technology, Inc., (1)				715,826
3,985	International Rectifier Corporation, (1)				131,465
20,531	Intersil Holding Corporation, Class A				686,351
20,150	KLA-Tencor Corporation				1,123,967
70,275	Linear Technology Corporation				2,458,922
96,703	LSI Logic Corporation, (1)				717,536
12,210	Marvell Technology Group Ltd., (1)				199,878
73,000	Micron Technology, Inc., (1)				810,300
52,100	National Semiconductor Corporation				1,412,952
27,401	Novellus Systems, Inc., (1)				746,951
85,035	NVIDIA Corporation, (1)				3,081,668
21,817	PMC-Sierra, Inc., (1)				183,045
110,442	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				1,117,673
13,849	Tessera Technologies Inc., (1)				519,338
79,714	Texas Instruments Incorporated				2,916,735
33,502	Varian Semiconductor Equipment Associate, (1)				1,793,027
2,103	Verigy Limited, (1)				51,965

	Total Semiconductors & Equipment				28,053,916

	Software – 9.5%

60,364	Activision Inc., (1)				1,303,259
91,430	Adobe Systems Incorporated, (1)				3,991,834
28,460	Akamai Technologies, Inc., (1)				817,656
27,918	Autodesk, Inc., (1)				1,395,062
61,885	BEA Systems, Inc., (1)				858,345
27,633	CA Inc.				710,721
74,410	Cadence Design Systems, Inc., (1)				1,651,158
62,757	CNET Networks, Inc., (1)				467,540
694,901	Microsoft Corporation				20,471,783
8,453	NAVTEQ Corporation, (1)				659,080
490,178	Oracle Corporation, (1)				10,612,354
8,038	SAP AG, Sponsored ADR				471,589
38,088	Satyam Computer Services Limited, ADR				986,098
40,834	VeriSign, Inc., (1)				1,377,739

	Total Software				45,774,218

	Specialty Retail – 1.6%

28,650	Best Buy Co., Inc.				1,318,473
50,492	Gap, Inc.				931,072
36,334	Home Depot, Inc.				1,178,675
40,900	Limited Brands, Inc.				936,201
29,000	Lowe’s Companies, Inc.				812,580
39,837	Pier 1 Imports, Inc., (1)				188,429
6,115	RadioShack Corporation				126,336
28,938	TJX Companies, Inc.				841,228
43,412	Tuesday Morning Corporation				390,274
37,616	Urban Outfitters, Inc., (1)				820,029

	Total Specialty Retail				7,543,297

	Thrifts & Mortgage Finance – 0.1%

4,769	Federal National Mortgage Association				290,003

	Tobacco – 1.0%

68,196	Altria Group, Inc.				4,741,668
13,526	Vector Group Ltd.				303,120

	Total Tobacco				5,044,788

	Wireless Telecommunication Services – 1.1%

46,400	China Mobile Hong Kong Limited, Sponsored ADR				3,806,656
5,800	iPCS Inc.				199,462
36,448	Vodafone Group PLC, Sponsored ADR				1,323,062

	Total Wireless Telecommunication Services				5,329,180

	Total Common Stocks (cost $334,644,471)				488,689,114

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 5.4%

$26,150	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $26,158,043, collateralized by $21,150,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $26,675,438	3.750%	10/01/07		$26,149,871

	Total Short-Term Investments (cost $26,149,871)				26,149,871

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.3%

302	NASDAQ 100 Index	5,134,000	10/20/07	1,700	21,744
264	NASDAQ 100 Index	$4,620,000	10/20/07	$1,750	$27,060
296	NASDAQ 100 Index	5,032,000	11/17/07	1,700	102,120
302	NASDAQ 100 Index	5,285,000	12/22/07	1,750	306,530
217	S&P 500 Index	2,929,500	10/20/07	1,350	23,870
224	S&P 500 Index	3,080,000	10/20/07	1,375	35,392
224	S&P 500 Index	2,968,000	11/17/07	1,325	88,480
199	S&P 500 Index	2,686,500	11/17/07	1,350	103,480
239	S&P 500 Index	3,286,250	11/17/07	1,375	162,520
225	S&P 500 Index	3,037,500	12/22/07	1,350	243,000
231	S&P 500 Index	3,176,250	12/22/07	1,375	306,075

2,723	Total Put Options (cost $4,988,787)	41,235,000			1,420,271

	Total Investments (cost $365,783,129) – 106.9%				516,259,256

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (5.1)% (3)
(1,360)	Mini-NOX 100 Index	$(2,686,000)	10/20/07	$197.5	$(1,774,800)
(230)	Mini-NOX 100 Index	(460,000)	10/20/07	200.0	(249,550)
(240)	Mini-NOX 100 Index	(480,000)	11/17/07	200.0	(316,800)
(1,150)	Mini-NOX 100 Index	(2,328,750)	11/17/07	202.5	(1,299,500)
(135)	NASDAQ 100 Index	(2,565,000)	10/20/07	1,900	(2,720,250)
(120)	NASDAQ 100 Index	(2,340,000)	10/20/07	1,950	(1,849,200)
(113)	NASDAQ 100 Index	(2,260,000)	10/20/07	2,000	(1,230,005)
(235)	NASDAQ 100 Index	(4,700,000)	11/17/07	2,000	(3,098,475)
(128)	NASDAQ 100 Index	(2,592,000)	11/17/07	2,025	(1,445,120)
(135)	NASDAQ 100 Index	(2,767,500)	12/22/07	2,050	(1,593,675)
(181)	S&P 500 Index	(2,624,500)	10/20/07	1,450	(1,550,265)
(290)	S&P 500 Index	(4,277,500)	10/20/07	1,475	(1,848,750)
(200)	S&P 500 Index	(3,000,000)	10/20/07	1,500	(871,000)
(184)	S&P 500 Index	(2,806,000)	10/20/07	1,525	(479,320)
(191)	S&P 500 Index	(2,817,250)	11/17/07	1,475	(1,483,115)
(303)	S&P 500 Index	(4,545,000)	11/17/07	1,500	(1,783,155)
(210)	S&P 500 Index	(3,202,500)	11/17/07	1,525	(880,950)

(5,405)	Total Call Options Written (premiums received $17,446,726)	(46,452,000)			(24,473,930)

	Other Assets Less Liabilities – (1.8)%				(8,850,940)

	Net Assets – 100%				$482,934,386

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $365,783,138.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$156,515,102
Depreciation	(6,038,984)

Net unrealized appreciation (depreciation) of investments	$150,476,118

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.